STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)								1 Months Ended			12 Months Ended
	Apr. 02, 2025	Jul. 18, 2024	Jul. 15, 2024	Feb. 22, 2024	Jan. 20, 2023	Jan. 18, 2023	Jan. 12, 2023	Dec. 31, 2023	Nov. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 13, 2023	Nov. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued												192,500
Common stock, par value								$ 0.00001			$ 0.00001	$ 0.00001
Option to purchase additional shares											135,500
Offering price														$ 1.00
Value issued, consultants services											$ 5,281
Fair value vested restricted stock units											$ 6,666
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net of issuance costs												$ 212,436
Shares issued, consultants services												14,123
Value issued, consultants services												$ 141,731
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, consultants services												3,000
Value issued, consultants services												$ 30,000
Pre-IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds of from Pre-IPO funding												$ 1,712,564
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 0.00001
Reverse stock split		1-for-10	1-for-10	the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vested restricted stock units, shares								1,334	1,334
Fair value vested restricted stock units								$ 6,666	$ 6,666
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option to purchase additional shares	5,000
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, consultants services								1,125	1,125
Value issued, consultants services								$ 5,281	$ 5,281
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										70,000
Exercise price										$ 10.00		$ 10.00
Warrants issued												88,375
Warrants term												5 years
Boustead Securities, LLC [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										12,731
Exercise price					$ 10.00			$ 10.00		$ 62.50	$ 10.00		$ 10.00
Cashless exercise of warrants					8,625					16,448
Warrants issued										8,625		18,375	5,425
Warrants term										3 years			5 years
Fair value of warramts												$ 183,686	$ 54,217
Warrants cancelled															23,800
Warrants outstanding								70,000			70,000
Underwriting Agreement [Member] | Boustead Securities, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued							172,500
Common stock, par value							$ 0.00001
Option to purchase additional shares							22,500
Offering price							$ 50.00
Sale of stock, description							Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Shares, the Company agreed to sell the Shares to the Representative at a purchase price of $46.50 (93% of the public offering price per Share of $50.00) and issue the underwriters three year warrants to purchase an aggregate of 8,625 shares of the Company’s common stock, which is equal to five percent (5%) of the Shares sold in the Offering. Such warrants have an exercise price of $62.50, which is equal to 125% of the Offering price (the “Warrant”).
Proceeds of from Pre-IPO funding						$ 7,560,354
Net of issuance costs						$ 1,064,646
Number of shares sold						22,500